UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21286

Name of Fund: Preferred Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Preferred Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

Preferred Securities
----------------------------------------------------------------------------------------------------------------------------------
                                    Face
Industry                          Amount  Capital Trusts                                                                Value
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 20.9%   $  12,035,000  ABN AMRO North America Holding Preferred Capital Repackaging Trust I,
                                          6.523% (a)(b)(c)                                                         $    12,259,766
                               2,000,000  Bank One Capital III, 8.75% due 9/01/2030                                      2,500,666
                               1,000,000  Chase Capital I Series A, 7.67% due 12/01/2026                                 1,042,598
                              16,455,000  Chase Capital II Series B, 5.989% due 2/01/2027 (b)                           15,814,999
                              34,000,000  Dresdner Funding Trust I, 8.151% due 6/30/2031 (a)                            38,728,958
                               3,630,000  First Empire Capital Trust II, 8.277% due 6/01/2027                            3,833,538
                               1,820,000  First Security Capital I, 8.41% due 12/15/2026                                 1,909,648
                               5,600,000  Firstar Capital Trust I Series B, 8.32% due 12/15/2026                         5,880,426
                               2,000,000  HSBC America Capital Trust I, 7.808% due 12/15/2026 (a)                        2,090,084
                              15,835,000  HSBC Capital Funding LP/Jersey Channel Islands, 10.176% (a)(b)(c)             22,226,497
                               7,300,000  HSBC Finance Capital Trust IX, 5.911% due 11/30/2035 (b)                       7,111,784
                              12,275,000  Hubco Capital Trust II Series B, 7.65% due 6/15/2028                          12,766,000
                                 998,000  JPM Capital Trust I, 7.54% due 1/15/2027                                       1,049,375
                               2,000,000  Lloyds TSB Bank Plc, 6.90% (c)                                                 1,997,500
                              13,500,000  Mizuho JGB Investment LLC, 9.87% (a)(b)(c)                                    14,486,121
                              18,470,000  Nationsbank Capital Trust III, 6.057% due 1/15/2027 (b)                       17,816,827
                               2,000,000  Republic New York Corp., 7.53% due 12/04/2026                                  2,082,940
                              10,000,000  SB Treasury Co. LLC, 9.40% (a)(b)(c)                                          10,639,300
                               4,500,000  ST George Funding Co. LLC, 8.485% (a)(c)                                       4,822,636
                               4,000,000  Wachovia Capital Trust III, 5.80% (b)(c)                                       3,935,192
                                                                                                                   ---------------
                                                                                                                       182,994,855
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 3.0%       21,670,000  Capital One Capital III, 7.686% due 8/15/2036                                 21,656,998
                               4,630,000  MBNA Capital A, 8.278% due 12/01/2026                                          4,849,355
                                                                                                                   ---------------
                                                                                                                        26,506,353
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial         15,000,000  Agfirst Farm Credit Bank, 8.393% due 12/12/2016 (b)                           16,246,920
Services - 5.4%               10,000,000  CIT Capital Trust I, 7.70% due 2/15/2027                                      10,419,230
                               9,000,000  Farm Credit Bank of Texas Series 1, 7.561% (b)(c)                              9,475,740
                              10,000,000  Sun Life Canada US Capital Trust, 8.526% (a)(c)                               10,587,020
                                                                                                                   ---------------
                                                                                                                        46,728,910
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.3%     14,950,000  HL&P Capital Trust II Series B, 8.257% due 2/01/2037                          15,473,250
                               5,000,000  SWEPCO Capital I, 5.25% due 10/01/2043 (b)                                     4,933,840
                                                                                                                   ---------------
                                                                                                                        20,407,090
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.6%           5,000,000  AGL Capital Trust I Series B, 8.17% due 6/01/2037                              5,265,165
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 18.7%             24,175,000  AON Corp., 8.205% due 1/01/2027                                               26,530,419
                              21,300,000  Ace Capital Trust II, 9.70% due 4/01/2030                                     27,014,897
                              23,725,000  Axa, 8.60% due 12/15/2030                                                     29,000,040
                              15,000,000  Farmers Exchange Capital, 7.05% due 7/15/2028 (a)                             14,543,775
                              10,000,000  GE Global Insurance Holding Corp., 7.75% due 6/15/2030                        11,509,120
                               1,000,000  Genamerica Capital I, 8.525% due 6/30/2027 (a)                                 1,061,184
                               6,066,000  ING Capital Funding Trust III, 8.439% (b)(c)                                   6,678,636
                               1,000,000  Markel Capital Trust I Series B, 8.71% due 1/01/2046                           1,054,385
                               3,605,000  Oil Casualty Insurance Ltd., 8% due 9/15/2034 (a)                              3,472,278
                               6,325,000  Principal Life Insurance Co., 8% due 3/01/2044 (a)                             6,612,699
                              14,000,000  QBE Insurance Group Ltd., 5.647% due 7/01/2023 (a)(b)                         13,350,862
                               6,225,000  Transamerica Capital III, 7.625% due 11/15/2037                                6,715,212
                              15,600,000  Zurich Capital Trust I, 8.376% due 6/01/2037 (a)                              16,490,308
                                                                                                                   ---------------
                                                                                                                       164,033,815
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 3.1%        10,000,000  Dominion Resources Capital Trust I, 7.83% due 12/01/2027                      10,520,870
                              15,000,000  Dominion Resources Capital Trust III, 8.40% due 1/15/2031                     16,811,955
                                                                                                                   ---------------
                                                                                                                        27,332,825
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable          9,850,000  Phillips 66 Capital Trust II, 8% due 1/15/2037                                10,314,624
Fuels - 1.2%
----------------------------------------------------------------------------------------------------------------------------------

Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

Preferred Securities
----------------------------------------------------------------------------------------------------------------------------------
                                    Face
Industry                          Amount  Capital Trusts                                                                Value
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage         $   1,000,000  Astoria Capital Trust I, 9.75% due 11/01/2029 (a)                        $     1,104,600
Finance - 4.6%                 5,000,000  Astoria Capital Trust I Series B, 9.75% due 11/01/2029                         5,579,600
                               5,760,000  Dime Capital Trust I Series A, 9.33% due 5/06/2027                             6,162,071
                              12,765,000  Greenpoint Capital Trust I, 9.10% due 6/01/2027                               13,616,196
                               3,005,000  ML Capital Trust I, 9.875% due 3/01/2027                                       3,189,519
                               9,775,000  Webster Capital Trust I, 9.36% due 1/29/2027 (a)                              10,322,400
                                                                                                                   ---------------
                                                                                                                        39,974,386
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Capital Trusts (Cost - $519,183,448) - 59.8%                           523,558,023
----------------------------------------------------------------------------------------------------------------------------------

                                  Shares
                                    Held  Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.0%            96,000  Goldman Sachs Group, Inc. Series A, 3.91% (b)                                  2,457,600
                                 600,000  Lehman Brothers Holdings, Inc., 6.50%                                         15,396,000
                                                                                                                   ---------------
                                                                                                                        17,853,600
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 7.9%          435,200  Banco Santander Central Hispano SA, 6.41%                                     10,827,776
                               4,000,000  Barclays Bank Plc, 6.278% (b)                                                  3,655,640
                                 137,579  First Republic Bank, 6.25%                                                     3,301,896
                                   4,650  First Tennessee Bank NA, 3.90% (a)(b)                                          4,776,422
                                 166,800  Provident Financial Group, Inc., 7.75%                                         4,310,746
                                 750,000  Royal Bank of Scotland Group Plc Series L, 5.75%                              16,897,500
                                  23,000  SG Preferred Capital II, 6.302%                                               23,898,437
                                  48,000  Sovereign Bancorp, Inc. Series C, 7.30% (d)                                    1,248,000
                                                                                                                   ---------------
                                                                                                                        68,916,417
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.9%          668,080  Capital One Capital II, 7.50%                                                 17,069,444
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial            855,000  CIT Group, Inc. Series A, 6.35%                                               21,546,000
Services - 4.1%                  272,000  Cobank ACB, 7% (a)                                                            14,041,184
                                                                                                                   ---------------
                                                                                                                        35,587,184
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 4.2%         14,000  Alabama Power Co., 5.83%                                                         334,600
                                  80,000  Duquesne Light Co., 6.50%                                                      4,020,000
                                 114,400  Entergy Arkansas, Inc., 6.45%                                                  2,877,881
                                  89,850  Entergy Louisiana LLC, 6.95% (a)                                               8,715,450
                                  80,000  Interstate Power & Light Co. Series B, 8.375%                                  2,488,000
                                 304,000  PPL Electric Utilities Corp., 6.25%                                            7,419,515
                                 433,400  PPL Energy Supply LLC, 7%                                                     10,887,008
                                                                                                                   ---------------
                                                                                                                        36,742,454
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.6%             556,000  Southern Union Co., 7.55%                                                     14,333,680
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 8.6%                 880,000  ACE Ltd. Series C, 7.80%                                                      22,871,200
                                 140,000  Axis Capital Holdings Ltd. Series A, 7.25%                                     3,500,000
                                 139,200  Endurance Specialty Holdings Ltd., 7.75%                                       3,450,768
                               1,260,000  MetLife, Inc. Series B, 6.50%                                                 31,739,400
                                 140,000  Prudential Plc, 6.50%                                                          3,458,000
                                   9,800  Zurich RegCaPS Funding Trust, 6.58% (a)(b)                                    10,008,250
                                                                                                                   ---------------
                                                                                                                        75,027,618
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%           140,000  Pacific Gas & Electric Co. Series A, 6%                                        3,441,200
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage             1,210,000  Fannie Mae, 7% (b)                                                            65,037,500
Finance - 8.7%                   264,650  Fannie Mae Series L, 5.125%                                                   11,247,625
                                                                                                                   ---------------
                                                                                                                        76,285,125
----------------------------------------------------------------------------------------------------------------------------------
Wireless                           2,423  Centaur Funding Corp., 9.08% (a)                                               2,745,562
Telecommunication
Services - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Preferred Stocks (Cost - $345,258,970) - 39.7%                         348,002,284
----------------------------------------------------------------------------------------------------------------------------------

Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

Preferred Securities
----------------------------------------------------------------------------------------------------------------------------------
                                  Shares
Industry                            Held  Real Estate Investment Trusts                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment           251,400  Alexandria Real Estate Equities, Inc. Series C, 8.375%                   $     6,543,942
Trusts (REITs) - 22.5%           400,000  CBL & Associates Properties, Inc. Series C, 7.75%                             10,172,000
                                 600,000  CarrAmerica Realty Corp. Series E, 7.50%                                      15,187,500
                                 680,000  Developers Diversified Realty Corp., 8%                                       17,462,400
                                  80,000  Duke Realty Corp. Series K, 6.50%                                              1,883,200
                                   2,390  First Industrial Realty Trust, Inc., 6.236% (b)                                2,387,759
                                   4,000  Firstar Realty LLC, 8.875% (a)                                                 5,016,250
                                 768,000  Health Care Property Investors, Inc. Series F, 7.10%                          18,969,600
                                 172,800  Health Care REIT, Inc. Series F, 7.625%                                        4,395,600
                                 684,700  Kimco Realty Corp. Series F, 6.65%                                            16,672,445
                               1,600,000  New Plan Excel Realty Trust Series E, 7.625%                                  40,816,000
                                  72,000  PS Business Parks, Inc. Series K, 7.95%                                        1,857,600
                                  64,000  PS Business Parks, Inc. Series M, 7.20%                                        1,560,320
                                 160,000  Public Storage, Inc. Series I, 7.25% (d)                                       4,090,000
                                 320,000  Public Storage, Inc. Series X, 6.45%                                           7,420,800
                                  58,000  Regency Centers Corp., 7.25%                                                   1,471,750
                                 607,550  Regency Centers Corp., 7.45%                                                  15,364,939
                                  11,857  Sovereign Real Estate Investment Corp., 12% (a)                               16,006,950
                                 145,000  Vornado Realty Trust Series E, 7%                                              3,611,413
                                 130,000  Wachovia Preferred Funding Corp. Series A, 7.25%                               3,537,300
                                  96,000  Weingarten Realty Investors Series D, 6.75%                                    2,414,400
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Real Estate Investment Trusts (Cost - $196,765,535) - 22.5%            196,842,168
----------------------------------------------------------------------------------------------------------------------------------

                                    Face
                                  Amount  Trust Preferred
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%     $     875,000  Lehman Brothers Holdings Capital Trust III Series K, 1.558%
                                          due 3/15/2052                                                                    844,123
----------------------------------------------------------------------------------------------------------------------------------
Communications                 2,000,000  Corporate-Backed Trust Certificates, 8.375% due 11/15/2028                     2,070,150
Equipment - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.5%      4,750,000  Georgia Power Co. Series O, 1.475% due 4/15/2033                               4,411,235
                               3,000,000  HECO Capital Trust III, 6.50% due 3/18/2034                                    2,989,484
                               5,000,000  National Rural Utilities Cooperative Finance Corp.,
                                          6.75% due 2/15/2043                                                            4,926,673
                                 950,000  Virginia Power Capital Trust II, 1.844% due 7/30/2042                            952,842
                                                                                                                   ---------------
                                                                                                                        13,280,234
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.7%             500,000  Dominion CNG Capital Trust I, 1.95% due 10/31/2041                               500,270
                               5,750,000  Southwest Gas Capital II, 7.70% due 9/15/2043                                  5,858,594
                                                                                                                   ---------------
                                                                                                                         6,358,864
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.3%              16,000,000  ABN AMRO North America Capital Funding Trust II,
                                          5.384% (a)(b)(c)                                                              15,750,722
                               7,375,000  Berkley W R Capital Trust, 6.75% due 7/26/2045                                 7,043,736
                               1,000,000  Everest Re Capital Trust, 1.963% due 11/15/2032                                1,015,147
                               5,000,000  Lincoln National Capital VI Series F, 6.75% due 9/11/2052                      5,066,798
                                                                                                                   ---------------
                                                                                                                        28,876,403
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%           397,425  PSEG Funding Trust II, 8.75% due 12/31/2032                                      420,758
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage            27,000,000  Countrywide Financial Corp., 1.50% due 4/01/2033                              26,382,860
Finance - 3.7%                 6,000,000  Dime Community Capital I, 7% due 4/14/2034                                     5,520,000
                                                                                                                   ---------------
                                                                                                                        31,902,860
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Trust Preferred (Cost - $84,974,549) - 9.6%                             83,753,392
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Preferred Securities (Cost - $1,146,182,502) - 131.6%                1,152,155,867
----------------------------------------------------------------------------------------------------------------------------------

                                          Corporate Bonds
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 3.4%            22,500,000  DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031                         25,984,913
                               5,000,000  Ford Motor Co., 7.45% due 7/16/2031                                            3,675,000
                                                                                                                   ---------------
                                                                                                                        29,659,913
----------------------------------------------------------------------------------------------------------------------------------

Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                    Face
Industry                          Amount  Corporate Bonds                                                               Value
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.5%     $   4,000,000  Ameriprise Financial, Inc., 7.518% due 6/01/2066 (b)                     $     4,113,708
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.5%        5,000,000  HBOS Plc, 5.92% (a)(b)(c)                                                      4,691,460
                              20,000,000  Resona Preferred Global Securities Ltd., 7.191% (a)(b)(c)                     20,376,680
                               4,800,000  Royal Bank of Scotland Group Plc, 9.118% (c)                                   5,309,770
                                                                                                                   ---------------
                                                                                                                        30,377,910
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial          8,000,000  Ford Motor Credit Co., 7% due 10/01/2013                                       7,026,608
Services - 2.5%               15,000,000  Sigma Finance Corp., 7.405% due 8/15/2011 (e)                                 15,000,000
                                                                                                                   ---------------
                                                                                                                        22,026,608
----------------------------------------------------------------------------------------------------------------------------------
Diversified                   25,500,000  France Telecom SA, 8.50% due 3/01/2031                                        31,459,146
Telecommunication
Services - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%     10,000,000  FirstEnergy Corp. Series B, 6.45% due 11/15/2011                              10,278,710
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.8%               3,900,000  Great West Life & Annuity Insurance Co., 7.153% due 5/16/2046 (a)(b)           3,884,248
                               5,000,000  Oil Insurance Ltd., 7.558% (a)(b)(c)                                           5,048,922
                               7,200,000  ZFS Finance (USA) Trust I, 6.15% due 12/15/2065 (a)(b)                         6,991,524
                                                                                                                   ---------------
                                                                                                                        15,924,694
----------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                   5,000,000  Comcast Corp., 7.05% due 3/15/2033                                             5,102,600
                               5,000,000  Time Warner, Inc., 7.625% due 4/15/2031                                        5,376,390
                              18,000,000  Time Warner, Inc., 7.70% due 5/01/2032                                        19,559,160
                                                                                                                   ---------------
                                                                                                                        30,038,150
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.8%         4,800,000  Dominion Resources, Inc., 7.50% due 6/30/2066 (b)                              4,829,794
                              16,575,000  Duke Energy Field Services LLC, 8.125% due 8/16/2030                          19,667,762
                                                                                                                   ---------------
                                                                                                                        24,497,556
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable          7,225,000  Enterprise Products Operating LP, 8.375% due 8/01/2066 (b)                     7,389,549
Fuels - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%             3,750,000  BNSF Funding Trust I, 6.613% due 12/15/2055 (b)                                3,569,239
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage             8,000,000  Roslyn Real Estate Asset Corp. Series D, 9.149% (b)(c)                         8,037,500
Finance - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Wireless                      18,000,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                             22,288,338
Telecommunication              2,000,000  Sprint Capital Corp., 6.90% due 5/01/2019                                      2,077,304
Services - 6.1%               24,000,000  Sprint Capital Corp., 8.75% due 3/15/2032                                     29,232,624
                                                                                                                   ---------------
                                                                                                                        53,598,266
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Corporate Bonds (Cost - $268,410,798) - 30.9%                          270,970,949
----------------------------------------------------------------------------------------------------------------------------------

                              Beneficial
                                Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                           $   5,336,892  Merrill Lynch Liquidity Series, LLC Cash Sweep Series I, 5.07% (f)(g)          5,336,892
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Short-Term Securities (Cost - $5,336,892) - 0.6%                         5,336,892
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments (Cost - $1,419,930,192*) - 163.1%                        1,428,463,708

                                          Liabilities in Excess of Other Assets - (0.2%)                                (1,697,092)

                                          Preferred Stock, at Redemption Value - (62.9%)                              (550,825,784)
                                                                                                                   ---------------
                                          Net Assets Applicable to Common Stock - 100.0%                           $   875,940,832
                                                                                                                   ===============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,413,700,407
                                                                ===============
      Gross unrealized appreciation                             $    40,752,610
      Gross unrealized depreciation                                 (25,989,309)
                                                                ---------------
      Net unrealized appreciation                               $    14,763,301
                                                                ===============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate security.
(c)   The security is a perpetual bond and has no definite maturity date.
(d)   Depositary receipts.

Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

(e) Restricted security as to resale, representing approximately 1.7% of net assets was as follows:

      -------------------------------------------------------------------------------------------
      Issue                                       Acquisition Date       Cost            Value
      -------------------------------------------------------------------------------------------
      Sigma Finance Corp., 7.405% due 8/15/2011      2/13/2004       $ 15,000,000    $ 15,000,000
      -------------------------------------------------------------------------------------------

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------
                                                                                     Interest
      Affiliate                                                  Net Activity         Income
      ---------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I     $ 5,336,892        $912,065
      ---------------------------------------------------------------------------------------

(g)   Represents the current yield as of July 31, 2006.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts sold as of July 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------
      Number of                                  Expiration          Face          Unrealized
      Contracts  Issue                              Date             Value        Depreciation
      ----------------------------------------------------------------------------------------
        2,771    10-Year U.S. Treasury Notes   September 2006    $ 290,318,009    $ (3,494,585)
      ----------------------------------------------------------------------------------------

o     Swap contracts outstanding as of July 31, 2006 were as follows:

      -----------------------------------------------------------------------------------------
                                                                   Notional         Unrealized
                                                                    Amount         Appreciation
      -----------------------------------------------------------------------------------------
      Sold credit default protection on a basket of preferred
      securities and receive 2.03%

      Broker, Lehman Brothers Special Finance
      Expires September 2007                                     $ 36,000,000      $    419,760

      Pay a fixed rate of 5.2687% and receive a floating rate based on 3-month LIBOR

      Broker, HSBC Bank USA
      Expires March 2016                                         $ 80,000,000         1,619,083

      Pay a fixed rate of 5.117% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Finance
      Expires March 2036                                         $ 72,000,000         5,557,252
      -----------------------------------------------------------------------------------------
      Total                                                                        $  7,596,095
                                                                                   ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Preferred Income Strategies Fund, Inc.

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Preferred Income Strategies Fund, Inc.

Date: September 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Preferred Income Strategies Fund, Inc.

Date: September 20, 2006